Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Reportable Segments | segment	1
Revenue	$ 5,278,521	$ 4,662,572	$ 4,508,400
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,608,582	1,500,577	1,260,487
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,443,505	961,794	1,029,635
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,094,662	1,106,560	1,064,789
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	884,504	818,770	853,656
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	126,686	140,133	158,059
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 120,582	$ 134,738	$ 141,774